One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

October 17, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust
File Nos. 033-17619 and 811-05349

Goldman Sachs Variable Insurance Trust
File Nos. 333-35883 and 811-08361

(together, the “Trusts”)

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, the Trusts hereby file via EDGAR a copy of the preliminary proxy materials for the Trusts’ Special Meeting of Shareholders. No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 415.262.4544.

Sincerely,

/s/ Michelle Wong

Michelle Wong